Leases - Summary of Future Minimum Rentals Receivable Under Non-cancellable Sublease (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum rentals receivable	€ 0	€ 200
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum rentals receivable	0	200
After one year but not more than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum rentals receivable	0	0
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum rentals receivable	€ 0	€ 0